Long-Term Debt and Revolving Credit Facility (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt and Revolving Credit Facility
Schedule of long-term borrowings

	December 31, 2012	December 31, 2011
Revolving line of credit	$34,680	$44,755
11.25% Senior Secured Notes	200,000	200,000
Other	14,904	1,215

	249,584	245,970
Less: current portion	(5,333)	(453)
Less: discount on notes payable	(3,897)	(5,743)

Long-term debt	$240,354	$239,774

Schedule of minimum principal payments on long-term debt	Minimum principal payments on long-term debt subsequent to December 31, 2012 are as follows:

Total
2013	$5,333
2014	239,688
2015	2,268
2016	736
2017	1,559

Total	$249,584